SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Use of Estimates

The process of preparing financial statements in conformity with accounting principles generally accepted in the United States of America requires the use of estimates and assumptions regarding certain types of assets, liabilities, revenues and expenses. Such estimates primarily relate to unsettled transactions and events as of the date of the financial statements. Accordingly, upon settlement, actual results may differ from estimated amounts.

The process of preparing financial statements in conformity with accounting principles generally accepted in the United States of America requires the use of estimates and assumptions regarding certain types of assets, liabilities, revenues and expenses. Such estimates primarily relate to unsettled transactions and events as of the date of the financial statements. Accordingly, upon settlement, actual results may differ from estimated amounts.

Cash and Cash Equivalents

For purposes of the statement of cash flows, the Company considers all highly liquid investments and short-term debt instruments with original maturities of three months or less to be cash equivalents. There was $57,977 and $157,692 in cash and cash equivalents as of September 30, 2015 and December 31, 2014, respectively.

For purposes of the statement of cash flows, the Company considers all highly liquid investments and short-term debt instruments with original maturities of three months or less to be cash equivalents. There was $157,692 and $250,188 in cash and cash equivalents as of December 31, 2014 and December 31, 2013, respectively.

Concentration of credit risk

The Company maintains cash balances at financial institutions. Accounts at such institutions are insured by the Federal Deposit Insurance Corporation up to $250,000. As of September 30, 2015 and December 31, 2014, the Company's uninsured cash balances were approximately $57,977 and $157,692, respectively.

Financial instruments that potentially subject the Company to concentration of credit risk consist primarily of cash (the amounts of which may, at times, exceed Federal Deposit Insurance Corporation limits on insurable amounts) and trade accounts receivable relating substantially to the Company's U.S. Wholesale segment.  Cash is managed within established guidelines, and the Company mitigates its risk by investing through major financial institutions.

Concentration of credit risk with respect to trade accounts receivable is limited by performing on-going credit evaluations of the Company's customers and adjusting credit limits based upon payment history and the customer's current credit worthiness. Collections and payments from customers are continuously monitored.

The Company maintains an allowance for doubtful accounts which is based upon historical experience and specific customer collection issues that have been identified. While bad debt expenses have historically been within expectations and allowances established, the Company cannot guarantee that it will continue to experience the same credit loss rates that it has in the past.

Fair Value of Financial Instruments

The carrying amounts reflected in the balance sheets for cash, accounts payable and accrued expenses approximate the respective fair values due to the short maturities of these items. The Company does not hold any investments that are available-for-sale.

As required by the Fair Value Measurements and Disclosures topic of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), fair value is measured based on a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows: Level 1 – observable inputs such as quoted prices in active markets; Level 2 – inputs, other than the quoted prices in active markets, that are observable either directly or indirectly; and Level 3 – unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

The three levels of the fair value hierarchy are described below:

Level 1: Cash and unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2: Quoted prices in markets that are not active, or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability; and

Level 3: Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The carrying amounts reflected in the balance sheets for cash, accounts payable and accrued expenses approximate the respective fair values due to the short maturities of these items. The Company does not hold any investments that are available-for-sale.

As required by the Fair Value Measurements and Disclosures topic of the Financial Accounting Standards Board ("FASB") ASC, fair value is measured based on a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows: Level 1 – observable inputs such as quoted prices in active markets; Level 2 – inputs, other than the quoted prices in active markets, that are observable either directly or indirectly; and Level 3 – unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

The three levels of the fair value hierarchy are described below:

Level 1: Cash and unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2: Quoted prices in markets that are not active, or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability; and

Level 3: Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Variable interest entity

A variable interest entity (“VIE”) is an entity that either (a) has insufficient equity to permit the entity to finance its activities without additional subordinated financial support or (b) has equity investors who lack the characteristics of a controlling financial interest. A VIE is consolidated by its primary beneficiary. The primary beneficiary has both the power to direct the activities that most significantly impact the entity’s economic performance and the obligation to absorb losses or the right to receive benefits from the entity that could potentially be significant to the VIE. As of September 30, 2015 and December 31, 2014, the Company determined that Atlas fit the description of a VIE, with the Company as the primary beneficiary, because officers and directors of the Company are the majority shareholders of Atlas and have the ability to direct the activities of the entity. As a result, Atlas has been consolidated in the Company’s financial statements. If the Company determines in the future that it does not have operating power over Atlas and the obligation to absorb Atlas’s losses or receive benefits, such that the Company is no longer the primary beneficiary of Atlas, the Company will not consolidate Atlas for the applicable financial period.

A variable interest entity ("VIE") is an entity that either (a) has insufficient equity to permit the entity to finance its activities without additional subordinated financial support or (b) has equity investors who lack the characteristics of a controlling financial interest. A VIE is consolidated by its primary beneficiary. The primary beneficiary has both the power to direct the activities that most significantly impact the entity's economic performance and the obligation to absorb losses or the right to receive benefits from the entity that could potentially be significant to the VIE. As of December 31, 2014 and 2013, Epic Corp. determined that Atlas fit the description of a VIE, with Epic Corp. as the primary beneficiary, because the officers and directors of Epic Corp. are the majority shareholders of Atlas and have the ability to direct the activities of the entity. As a result, Atlas has been consolidated in the Company's financial statements. If Epic Corp. determines in the future that it does not have operating power over Atlas and the obligation to absorb Atlas's losses or receive benefits, such that Epic Corp. is no longer the primary beneficiary of Atlas, the Epic Corp. will not consolidate Atlas for the applicable financial period.

Property and Equipment

Property and equipment are recorded at historical cost.  Minor additions and renewals are expensed in the year incurred.  Major additions and renewals are capitalized and depreciated over their estimated useful lives.  When property and equipment are retired or otherwise disposed of, the cost and accumulated depreciation are removed from the accounts and any resulting gain or loss is included in the results of operations for the respective period.  Depreciation is provided over the estimated useful lives of the related assets using the straight-line method for financial statement purposes.  The Company uses other depreciation methods (generally accelerated) for tax purposes where appropriate.  The estimated useful lives for significant property and equipment categories are as follows:

Collection Bins	10 Years
Furniture and Fixtures	5 - 7 Years
Leasehold Improvements	Shorter of lease term or useful life.

Impairment of Long-Lived Assets

The Company assesses long-lived assets or asset groups for recoverability on a quarterly basis and when events or changes in circumstances indicate that their carrying amount may not be recoverable. The Company considers the following indicators, among others, that may trigger an impairment: (i) loss from operations or income from operations significantly below historical or projected future operating results; (ii) significant changes in the manner or use of the assets or in the Company's overall strategy with respect to the manner or use of the acquired assets or changes in its overall business strategy; (iii) significant negative industry or economic trends; (iv) increased competitive pressures; (v) a significant decline in the Company's stock price for a sustained period of time; and (vi) regulatory changes.

The Company evaluates the performance of its stores to determine impairment of its long-lived assets at retail stores. Stores that have been operating for less than 12 months are excluded from the analysis because of lack of historical financial results or trends. Each new store needs between 12 months and 24 months to mature and begin generating positive cash flows. For purposes of this evaluation, long-lived assets subject to store impairments include leasehold improvements as well as certain intangible assets such as broker and finder fees, lease rights, key money on store leases, and any other non-transferable assets. All intangible assets are subject to impairment analysis if they are non-refundable in nature.

If the Company identifies an indicator of impairment, it assesses recoverability by comparing, per store, the carrying amount of the store assets to the estimated future undiscounted cash flows associated with the store. An impairment loss is recognized when the carrying amount is not recoverable and is measured as the excess of carrying value over fair value. Such estimated fair values are generally determined by using the discounted future cash flows using a rate that approximates the Company's weighted average cost of capital.

The key assumptions used in management's estimates of projected cash flow at its retail stores deal largely with forecasts of sales levels, gross margins and payroll costs. These forecasts are typically based on historical trends and take into account recent developments as well as management's plans and intentions. Any material change in manufacturing costs or raw material costs could significantly impact projected future cash flows of retail stores, and these factors are considered in evaluating impairment. Other factors, such as increased competition or a decrease in the desirability of the Company's products, could lead to lower projected sales levels which would adversely impact cash flows. A significant change in cash flows in the future could result in an impairment of long lived assets.

The Company performed a recoverability test on its stores and did not identify any indicators of impairment at its retail stores, and determined that no impairment charges were required, for the years ended December 31, 2014 and 2013, respectively.

Revenue Recognition

The Company recognizes revenue on arrangements in accordance with ASC Section 605, "Revenue Recognition" and the Securities and Exchange Commission Staff Accounting Bulletins No. 101, "Revenue Recognition in Financial Statements" and No. 104, "Revenue Recognition". In all cases, revenue is recognized only when the price is fixed or determinable, persuasive evidence of an arrangement exists, the service is performed and collectability is reasonably assured. For the periods ended December 31, 2014 and 2013, the Company reported revenues of $5,207,572 and $3,153,564, respectively.

ASC 605-45-50-3 and ASC 605-45-50-4, "Taxes Collected from Customers and Remitted to Governmental Authorities" provide that the presentation of taxes on either a gross or net basis is an accounting policy decision. The Company collects various taxes assessed by governmental authorities and records these amounts on a net basis.

Sales Returns and Allowances

The Company analyzes its historical sales return experience and records an allowance for its wholesale, online and retail store sales. Estimating sales returns is based on many factors including expected return data communicated by customers. The Company regularly reviews those factors and makes adjustments when it believes that actual product returns and claims may differ from established reserves. If actual or expected future returns and claims are significantly greater or lower than reserves established, the Company would decrease or increase net revenues in the period in which it made such determination.

Inventories

Merchandise inventory is valued at the lower of average cost or market, utilizing the weighted average method.  Average cost includes the direct cost of merchandise and related expenses. The Company records merchandise receipts at the time that both title and risk of loss for the merchandise transfers to the Company.

The Company identifies potentially excess and slow-moving inventories by evaluating turn rates, inventory levels and other factors, and records lower of cost or market reserves for such identified excess and slow-moving inventories. As of December 31, 2014 and 2013, no such reserve had been recorded.

Stock-Based Compensation

The Company follows the guidelines in FASB Codification Topic ASC 718-10 "Compensation - Stock Compensation", which provides investors and other users of financial statements with more complete and neutral financial information, by requiring that the compensation cost relating to share-based payment transactions be recognized in the financial statements. That cost will be measured based on the fair value of the equity or liability instruments issued. ASC 718-10 covers a wide range of share-based compensation arrangements, including share options, restricted share plans, performance-based awards, share appreciation rights and employee share purchase plans. As of December 31, 2014 and December 31, 2013, the Company has not implemented an employee stock based compensation plan.

Non-Employee Stock Based Compensation

The Company accounts for stock based compensation awards issued to non-employees for services, as prescribed by ASC 718-10, at either the fair value of the services rendered or the instruments issued in exchange for such services, whichever is more readily determinable, using the measurement date guidelines enumerated in ASC 505-50. The Company may issue compensatory shares for services including, but not limited to, executive, management, accounting, operations, corporate communication, financial and administrative consulting services.

Earnings (Loss) per Share

The Company reports earnings (loss) per share in accordance with FASB Standards ASC 260-10 “Earnings Per Share”, which provides for calculation of “basic” and “diluted” earnings per share. Basic earnings per share includes no dilution and is computed by dividing net income or loss available to common stockholders by the weighted average common shares outstanding for the period. Diluted earnings per share reflect the potential dilution of securities that could share in the earnings of an entity. The calculation of diluted net loss per share gives effect to common stock equivalents; however, potential common shares are excluded if their effect is anti-dilutive.

The Company reports earnings (loss) per share in accordance with FASB Standards ASC 260-10 "Earnings Per Share", which provides for calculation of "basic" and "diluted" earnings per share. Basic earnings per share includes no dilution and is computed by dividing net income or loss available to common stockholders by the weighted average common shares outstanding for the period. Diluted earnings per share reflect the potential dilution of securities that could share in the earnings of an entity. The calculation of diluted net loss per share gives effect to common stock equivalents; however, potential common shares are excluded if their effect is anti-dilutive.

Advertising

The Company does not defer advertising expenses but expenses them as incurred. Advertising expenses were $228,960, and $225,812 for the years ended December 31, 2014 and 2013, respectively, and were included in general and administrative expenses in the consolidated statements of operations.

Concentration of Credit Risk

The Company maintains cash balances at financial institutions. Accounts at such institutions are insured by the Federal Deposit Insurance Corporation up to $250,000. As of September 30, 2015 and December 31, 2014, the Company's uninsured cash balances were approximately $57,977 and $157,692, respectively.

Financial instruments that potentially subject the Company to concentration of credit risk consist primarily of cash (the amounts of which may, at times, exceed Federal Deposit Insurance Corporation limits on insurable amounts) and trade accounts receivable relating substantially to the Company's U.S. Wholesale segment.  Cash is managed within established guidelines, and the Company mitigates its risk by investing through major financial institutions.

Concentration of credit risk with respect to trade accounts receivable is limited by performing on-going credit evaluations of the Company's customers and adjusting credit limits based upon payment history and the customer's current credit worthiness. Collections and payments from customers are continuously monitored.

The Company maintains an allowance for doubtful accounts which is based upon historical experience and specific customer collection issues that have been identified. While bad debt expenses have historically been within expectations and allowances established, the Company cannot guarantee that it will continue to experience the same credit loss rates that it has in the past.

Income Taxes

The Company was a limited liability company from inception until May 20, 2015 and treated as a partnership for federal and state income tax purposes with all income tax liabilities and/or benefits of the Company being passed through to the members. As such, no recognition of federal or state income taxes for the Company or its subsidiaries that are organized as limited liability companies have been provided for in the accompanying consolidated financial statements. Any uncertain tax position taken by the member is not an uncertain position of the Company.

Deferred Rent, Rent Expense and Tenant Allowances

The Company occupies its retail stores, corporate office, manufacturing facilities, and distribution center under operating leases with terms of one to eleven years. Some leases contain renewal options for periods ranging from five to seven years under substantially the same terms and conditions as the original leases but with rent adjustments based on various factors specific to each agreement. Many of the store leases require payment of a specified minimum rent, a contingent rent based on a percentage of the store's net sales in excess of a specified threshold, plus defined escalating rent provisions. The Company recognizes its minimum rent expense on a straight-line basis over the term of the lease (including probable lease renewals) plus the construction period prior to occupancy of the retail location using a mid-month convention. Further, rent expenses include payments of real estate taxes, insurance and certain common area and maintenance costs in addition to the future minimum operating lease payments. Certain lease agreements provide for the Company to receive lease inducements or tenant allowances from landlords to assist in the financing of certain property. These inducements are recorded as a component of deferred rent and amortized as a reduction of rent expense over the term of the related lease.

Capital Lease Obligations

The Company leases certain equipment and vehicles that are classified as capital leases. The cost of equipment and vehicles under capital lease is included in the consolidated balance sheets as property and equipment and was recorded, net of accumulated depreciation, at $179,762 and $119,022 at December 31, 2014 and 2013, respectively. Accumulated depreciation of the leased equipment was recorded at $53,999 and $22,424 at December 31, 2014 and 2013, respectively.

Recently Issued Accounting Pronouncements

The Company has evaluated all other recent accounting pronouncements through September 30, 2015, and believes that none of them will have a material effect on the Company’s consolidated financial position, results of operations or cash flows.

On June 10, 2014, the FASB issued Accounting Standards Update ("ASU") No. 2014-10, Development Stage Entities (Topic 915) – Elimination of Certain Financial Reporting Requirements, Including an Amendment to Variable Interest Entities Guidance in Topic 810, Consolidation, which eliminates the concept of a development stage entity ("DSE") in its entirety from current accounting guidance. The Company has elected early adoption of this standard, which eliminates the designation of DSEs and the requirement to disclose results of operations and cash flows since inception.

The Company has evaluated the all other recent accounting pronouncements through May 22, 2015, and believes that none of them will have a material effect on the Company's financial position, results of operations or cash flows.